Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All equity awards are granted under a stockholder-approved plan and stock options are granted at an exercise price at or above the closing market price of loanDepot’s Class A common stock on the date of grant. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates. During fiscal year 2024, we did not grant any stock options (or similar awards), to any named executive officer.

Award Timing Method
All equity awards are granted under a stockholder-approved plan and stock options are granted at an exercise price at or above the closing market price of loanDepot’s Class A common stock on the date of grant. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates. During fiscal year 2024, we did not grant any stock options (or similar awards), to any named executive officer.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
All equity awards are granted under a stockholder-approved plan and stock options are granted at an exercise price at or above the closing market price of loanDepot’s Class A common stock on the date of grant. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates. During fiscal year 2024, we did not grant any stock options (or similar awards), to any named executive officer.

MNPI Disclosure Timed for Compensation Value	false